Basis of Presentation	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Presentation	BASIS OF PRESENTATION
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (the "IASB"). The significant accounting policies set forth below were consistently applied to all periods presented.

The consolidated financial statements were approved by the Board of Directors of Baytex on February 24, 2021.

The consolidated financial statements have been prepared on a historical cost basis, with the exception of certain fair value measurements noted in the accounting policies set forth below. The consolidated financial statements are presented in Canadian dollars which is the functional currency of the Company. References to “US$” are to United States ("U.S.") dollars. All financial information is rounded to the nearest thousand, except per share amounts or where otherwise indicated.

Current Environment and Estimation Uncertainty

Management makes judgements and assumptions about the future in deriving estimates used in preparation of these consolidated financial statements in accordance with IFRS. Sources of estimation uncertainty include estimates used to determine economically recoverable oil, natural gas, and natural gas liquids reserves, the recoverable amount of long-lived assets or cash generating units, the provision for asset retirement obligations and the provision for income taxes and the related deferred tax assets and liabilities.

In March 2020, the World Health Organization declared a global pandemic related to the novel coronavirus ("COVID-19"). The emergence of COVID-19 and the steps taken by governments to control the spread of the virus resulted in significant instability in the global economy and a sharp decline in demand for crude oil. This combined with the increased supply of crude oil due to the Russia and Saudi Arabia (collectively, "OPEC+") price war resulted in an unprecedented collapse in global crude oil prices and significant volatility during Q2/2020. Global crude oil prices began to recover during the second half of 2020 as Russia and members of OPEC agreed to curtail production and governments began to ease restrictions which increased demand. In Q4/2020 vaccines were approved and distribution began which fueled further optimism that demand will be restored. Vaccine approval and distribution has continued in 2021 and OPEC+ has agreed to continue production curtailments which has resulted in recent improvements in crude oil prices in 2021.

These factors have impacted our results for the year ended December 31, 2020. We recorded impairments of $2.4 billion for the year ended December 31, 2020 which included amounts related to our exploration and evaluation assets (note 5) and oil and gas properties (note 6). These impairments were a result of a sharp drop in forecasted prices for the commodities we produce. In the current environment, assumptions and estimates regarding future commodity prices, the amount of economically recoverable reserves, exchange rates, and interest rates are subject to greater variability than normal. Actual results may differ from these estimates as the effect of future events cannot be determined with certainty.

We took action to protect our financial liquidity in response to the volatility in commodity prices and instability in the global economy. We reduced our capital expenditures during 2020 and reduced production of oil and natural gas when commodity prices did not support economic production. As a result of these actions we maintained $367.2 million of availability on our credit facilities at December 31, 2020.

Measurement Uncertainty and Judgments

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets, liabilities, revenues and expenses. These judgments, estimates and assumptions are based on all relevant information available to the Company at the time of financial statement preparation. Actual results can differ from those estimates as the effect of future events cannot be determined with certainty. The key areas of judgment or estimation uncertainty that have a significant risk of causing material adjustment to the reported amounts of assets, liabilities, revenues, and expenses are discussed below.
Reserves

The Company uses estimates of oil, natural gas and natural gas liquids ("NGL") reserves in the calculation of depletion, evaluating the recoverability of deferred income tax assets and in the determination of fair value estimates for non-financial assets. The process to estimate reserves is complex and requires significant judgment. Estimates of the Company's reserves are evaluated annually by independent reserves evaluators and represent the estimated recoverable quantities of oil, natural gas and NGL and the related net cash flows. This evaluation of reserves is prepared in accordance with the reserves definition contained in National Instrument 51-101 "Standards of Disclosure for Oil and Gas Activities" and the Canadian Oil and Gas Evaluation Handbook.

Estimates of economically recoverable oil, natural gas and NGL and their future net cash flows are based on a number of factors and assumptions. Changes to estimates and assumptions such as forward price forecasts, production rates, ultimate reserve recovery, timing and amount of capital expenditures, production costs, marketability of oil and natural gas, royalty rates and other geological, economic and technical factors could have a significant impact on reported reserves. Changes in the Company's reserves estimates can have a significant impact on the carrying values of the Company's oil and gas properties, the calculation of depletion, the valuation of deferred income tax assets, the timing of cash flows for asset retirement obligations, asset impairments and estimates of fair value determined in accounting for business combinations.

Cash-generating Units ("CGUs")

The Company's oil and gas properties are aggregated into CGUs which are the smallest identifiable group of assets that generates cash flows that are largely independent of the cash flows from other assets or groups of assets. The aggregation of assets in CGUs requires management judgment and is based on geographical proximity, shared infrastructure and similar exposure to market risk.

Identification of Impairment and Impairment Reversal Indicators

Judgment is required to assess when indicators of impairment or impairment reversal exist and when a calculation of the recoverable amount is required. The CGUs comprising oil and gas properties are reviewed at each reporting date to assess whether there is any indication of impairment or impairment reversal. The assessment for each CGU considers significant changes in reservoir performance including forecasted production volumes, forecasted royalty, operating, capital and abandonment and reclamation costs, forecasted oil and gas prices and the resulting cash flows from proved plus probable oil and gas reserves.

Measurement of Recoverable Amount

If indicators of impairment or impairment reversal are determined to exist, the recoverable amount of an asset or CGU is calculated based on the higher of value-in-use ("VIU") and fair value less cost of disposal ("FVLCD"). These calculations require the use of estimates and assumptions including cash flows associated with proved plus probable oil and gas reserves, the discount rate used to present value future cash flows and assumptions regarding the timing and amount of capital expenditures and future abandonment and reclamation obligations. Any changes to these estimates and assumptions could impact the calculation of the recoverable amount and the carrying value of assets.

Exploration and Evaluation ("E&E") Assets

Costs associated with acquiring oil and natural gas licenses and exploratory drilling are accumulated as E&E assets pending determination of technical feasibility and commercial viability. The determination of technical feasibility and commercial viability of E&E assets for the purposes of reclassifying such assets to oil and gas properties is subject to management judgment. Management uses the establishment of commercial reserves as the basis for determining technical feasibility and commercial viability. Upon determination of commercial reserves, E&E assets are tested for impairment and reclassified to oil and natural gas properties.

Asset Retirement Obligations

The Company's provision for asset retirement obligations is based on estimated costs to abandon and reclaim the wells and the facilities, the estimated time period during which these costs will be incurred in the future, and discount and inflation rates. The provision for asset retirement obligations represents management's best estimate of the present value of the future abandonment and reclamation costs required under current regulatory requirements. Actual abandonment and reclamation costs could be materially different from estimated amounts.

Income Taxes

Tax regulations and legislation in the various jurisdictions in which the Company and its subsidiaries operate are subject to change and there are differing interpretations requiring management judgment. Deferred tax assets are recognized when it is considered probable that deductible temporary differences will be recovered in future periods, which requires management judgment. Deferred tax liabilities are recognized when it is considered probable that temporary differences will be payable to tax authorities in future periods, which requires management judgment. Income tax filings are subject to audit and re-assessment and changes in facts, circumstances and interpretations of the standards may result in a material change to the Company's provision for income taxes. Estimates of future income taxes are subject to measurement uncertainty.